Risk management - Capital risk (Details)	12 Months Ended
	Dec. 31, 2023 banks indicator branch	Jan. 01, 2024	Dec. 31, 2022	Dec. 31, 2021
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.30%		12.18%	12.51%
Tier 1 phase in capital ratio	13.75%		13.63%	14.24%
Total phase-in capital	16.39%		15.99%	16.81%
CET1 phased-in ratio	12.30%
Number of global systemically important banks (G-SIBs) | banks	29
G-SIB designation, number of criteria | indicator	5
G-SIB, capital buffer percentage	1.00%
Number of capital buffer | branch	2
Domestic systemic entities, capital buffer percentage	1.25%
Minimum | Capital requirements
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.60%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.98%
Capital conservation buffer, percentage	2.50%
Globally systemically important entity percentage	1.25%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.37%
Tier 1 phase in capital ratio		11.42%
Total phase-in capital		13.86%